Marketable securities and other securities investments (Aggregate Cost, Gross Unrealized Gains and Losses and Fair Value of Marketable Securities and Other Securities Investments) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2017	Mar. 31, 2016
Gain (Loss) on Investments [Line Items]
Cost	¥ 7,277,080	¥ 6,686,062
Gross unrealized gains	2,174,274	2,188,947
Gross unrealized losses	52,021	16,015
Fair value	9,399,333	8,858,994
Public and Corporate Bonds
Gain (Loss) on Investments [Line Items]
Cost	5,789,221	5,706,026
Gross unrealized gains	145,640	261,226
Gross unrealized losses	49,030	15,671
Fair value	5,885,831	5,951,581
Common stocks
Gain (Loss) on Investments [Line Items]
Cost	668,345	661,796
Gross unrealized gains	2,018,910	1,897,439
Gross unrealized losses	321	304
Fair value	2,686,934	2,558,931
Other
Gain (Loss) on Investments [Line Items]
Cost	819,514	318,240
Gross unrealized gains	9,724	30,282
Gross unrealized losses	2,670	40
Fair value	826,568	348,482
Securities not practicable to determine fair value
Gain (Loss) on Investments [Line Items]
Cost	102,193	92,194
Securities not practicable to determine fair value | Public and Corporate Bonds
Gain (Loss) on Investments [Line Items]
Cost	25,257	20,253
Securities not practicable to determine fair value | Common stocks
Gain (Loss) on Investments [Line Items]
Cost	¥ 76,936	¥ 71,941